Exhibit 99.30

Data Compare Summary
OBX 2023-NQM10_FINAL
Run Date - 11/10/2023 10:00:00 AM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
Borrower First Name	0	23	0.00%
Borrower Last Name	0	23	0.00%
Coborrower First Name	0	4	0.00%
Coborrower Last Name	0	4	0.00%
# of Units	0	23	0.00%
Contract Sales Price	0	20	0.00%
Debt Service Coverage Ratio	3	22	13.64%	All variances are the result of rounding differences or variances in captured borrower debt calculations. We used debts from the credit report that may be different than what was known at the time of underwriting and origination. Mission verified all variances and verified DSCR calculations met Guidelines.
Borrower Qualifying FICO	0	23	0.00%
Borrower Total Income	1	23	4.35%	This is a DSCR loan and therefore no borrower income was reported or captured by Mission.
Qualifying Debt to Income	1	23	4.35%	This is a DSCR loan and therefore no borrower income or debts was reported or captured by Mission so no DTI ratio verfied.
Occupancy	0	23	0.00%
Application Date	1	22	4.55%	In this loan no initial 1003 was provided as it is an investment loan. The application date was determined by using the credit report date of 5/04/23. Lender used an unverified date of 5/08/23.
First Payment Date	0	23	0.00%
Closing/Settlement Date	11	23	47.83%	Mission verified all variances in tape dates which were verified from the Closing CD or HUD.
Primary Appraised Value for LTV	0	23	0.00%
Note Date	0	23	0.00%
Original Note Interest Rate	0	23	0.00%
Original Loan Amount	0	23	0.00%
Loan Program	1	23	4.35%	This appears to be a change in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
Original LTV	0	23	0.00%
Original CLTV	0	23	0.00%
Original P&I	0	23	0.00%
Property Type	0	23	0.00%
Purpose	0	23	0.00%
Refi Purpose	0	6	0.00%
Property Street	3	22	13.64%	All variances were spelling differences in the tape vs on the note.
Property City	0	22	0.00%
Property County	4	22	18.18%	All variances were spelling differences in the tape vs on the note.
Property State	0	22	0.00%
Property Zip	0	22	0.00%